RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED EXPENSES RELATED PARTY

Accounts payable and accrued expenses – related party consists of the following:

	As of December 31, 2024	As of December 31, 2023

Accounts payable - related party	$296,154	$388,001
Accrued expenses - related party	3,958,264	3,516,411
Accrued interest - related party	3,128,768	2,680,236
Total accounts payable and accrued expenses - related party	$7,383,186	$6,584,648